INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 5,435,574	$ 4,633,169
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	5,368,821
Vessels and equipment | Pledged as collateral
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 5,435,342	$ 4,632,901